Document and Entity Information	Sep. 04, 2019
Cover [Abstract]
Entity Registrant Name	Hewlett Packard Enterprise Co
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001645590
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity File Number	001-37483
Entity Tax Identification Number	47-3298624
Entity Address, Address Line One	6280 AMERICA CENTER DR
Entity Address, City or Town	SAN JOSE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	(650)
Local Phone Number	687-5817
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	HPE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false